BBH TRUST
______________________________________________________

BBH Core Select
class n shares (“BBTEX”)
retail Class shares (“BBTRX”)
____________________________________________________

SUPPLEMENT DATED APRIL 8, 2016
TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED FEBRUARY 29, 2016

The following information supplements, and to the extent inconsistent therewith, supersedes, certain information in the Statement of Additional Information (“SAI”).  Defined terms not otherwise defined in this supplement have the same meaning as set forth in the SAI.
______________________________________________________________________________

•	The Officer table, presented in the “Management” section of the SAI and beginning on page 16, is hereby deleted in its entirety and replaced with the following:

Name, Address and Birth Date	Position(s) Held with the Trust	Term of Office and Length of Time Served#	Principal Occupation(s) During Past 5 Years
Officers
Jean-Pierre Paquin 140 Broadway New York, NY 10005 Birth Date: May 27, 1973	President and Principal Executive Officer	Since 2016	Partner of BBH&Co. since 2015; joined BBH&Co. in 1996.
Daniel Greifenkamp 140 Broadway New York, NY 10005 Birth Date: February 21, 1969	Vice President	Since 2016	Managing Director of BBH&Co. since 2014; joined BBH&Co. in 2012; Director, Abbey Capital Ltd. (2010 – 2011).
Charles H. Schreiber 140 Broadway New York, NY 10005 Birth Date: December 10, 1957	Treasurer and Principal Financial Officer	Since 2007 2006-2007 with the Predecessor Trust	Senior Vice President of BBH&Co. since 2001; joined BBH&Co. in 1999.
Paul F. Gallagher 140 Broadway New York, NY 10005 Birth Date: June 28, 1959	Chief Compliance Officer (“CCO”)	Since 2015	Senior Vice President of BBH&Co. since September 2015; Executive Director, Counsel, Morgan Stanley Smith Barney LLC (2009 - September 2015)
Keith M. Kelley 140 Broadway New York, NY 10005 Birth Date: August 4, 1983	Anti-Money Laundering Officer (“AMLO”)	Since 2016
Vice President of BBH&Co. since February 2016; joined BBH&Co. in 2016; Director, Legal and Compliance, Morgan Stanley Smith Barney LLC (2014 – February 2016); Compliance Manager, State Street Corporation (2013 – 2014);  Associate,  J.P. Morgan Chase & Co. (2011 - 2013); State Street Corporation, Client Service Manager,   (2010 - 2011).

Suzan M. Barron 50 Post Office Square Boston, MA 02110 Birth Date: September 5, 1964	Secretary	Since 2009	Senior Vice President and Senior Investor Services Counsel, BBH&Co. since 2005.
Rowena Rothman 140 Broadway New York, NY 10005 Birth Date: October 24, 1967	Assistant Treasurer	Since 2011	Vice President of BBH&Co. since 2009.
James D. Kerr 50 Post Office Square Boston, MA 02110 Birth Date: January 5, 1983	Assistant Secretary	Since 2015
Assistant Vice President and Investor Services Assistant Counsel since 2014; joined BBH&Co. in 2013; Assistant District Attorney, Middlesex County, Massachusetts (2011 – 2013); Judicial Law Clerk, Massachusetts Court of Appeals (2010 to 2011).

#
All officers of the Trust hold office for one year and until their respective successors are chosen and qualified (subject to the ability of the Trustees to remove any officer in accordance with the Trust’s By-laws).

_____________________________________________________________________________

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

BBH TRUST
______________________________________________________

BBH Global Core Select
class n shares (“BBGNX”)
retail class shares (“BBGRX”)
____________________________________________________

SUPPLEMENT DATED APRIL 8, 2016
TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED FEBRUARY 29, 2016

The following information supplements, and to the extent inconsistent therewith, supersedes, certain information in the Statement of Additional Information (“SAI”). Defined terms not otherwise defined in this supplement have the same meaning as set forth in the SAI.
______________________________________________________________________________

•	The Officer table, presented in the “Management” section of the SAI and beginning on page 19, is hereby deleted in its entirety and replaced with the following:

Name, Address and Birth Date	Position(s) Held with the Trust	Term of Office and Length of Time Served#	Principal Occupation(s) During Past 5 Years
Officers
Jean-Pierre Paquin 140 Broadway New York, NY 10005 Birth Date: May 27, 1973	President and Principal Executive Officer	Since 2016	Partner of BBH&Co. since 2015; joined BBH&Co. in 1996.
Daniel Greifenkamp 140 Broadway New York, NY 10005 Birth Date: February 21, 1969	Vice President	Since 2016	Managing Director of BBH&Co. since 2014; joined BBH&Co. in 2012; Director, Abbey Capital Ltd. (2010 – 2011).
Charles H. Schreiber 140 Broadway New York, NY 10005 Birth Date: December 10, 1957	Treasurer and Principal Financial Officer	Since 2007 2006-2007 with the Predecessor Trust	Senior Vice President of BBH&Co. since 2001; joined BBH&Co. in 1999.
Paul F. Gallagher 140 Broadway New York, NY 10005 Birth Date: June 28, 1959	Chief Compliance Officer (“CCO”)	Since 2015	Senior Vice President of BBH&Co. since September 2015; Executive Director, Counsel, Morgan Stanley Smith Barney LLC (2009 - September 2015)
Keith M. Kelley 140 Broadway New York, NY 10005 Birth Date: August 4, 1983	Anti-Money Laundering Officer (“AMLO”)	Since 2016
Vice President of BBH&Co. since February 2016; joined BBH&Co. in 2016; Director, Legal and Compliance, Morgan Stanley Smith Barney LLC (2014 – February 2016); Compliance Manager, State Street Corporation (2013 – 2014);  Associate,  J.P. Morgan Chase & Co. (2011 - 2013); Client Service, Manager, State Street Corporation (2010 - 2011).

Suzan M. Barron 50 Post Office Square Boston, MA 02110 Birth Date: September 5, 1964	Secretary	Since 2009	Senior Vice President and Senior Investor Services Counsel, BBH&Co. since 2005.
Rowena Rothman 140 Broadway New York, NY 10005 Birth Date: October 24, 1967	Assistant Treasurer	Since 2011	Vice President of BBH&Co. since 2009.
James D. Kerr 50 Post Office Square Boston, MA 02110 Birth Date: January 5, 1983	Assistant Secretary	Since 2015
Assistant Vice President and Investor Services Assistant Counsel since 2014; joined BBH&Co. in 2013; Assistant District Attorney, Middlesex County, Massachusetts (2011 – 2013); Judicial Law Clerk, Massachusetts Court of Appeals (2010 to 2011).

#
All officers of the Trust hold office for one year and until their respective successors are chosen and qualified (subject to the ability of the Trustees to remove any officer in accordance with the Trust’s By-laws).

______________________________________________________________________________

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

BBH TRUST
______________________________________________________

BBH International Equity Fund
class n shares (“BBHEX”)
class i shares (“BBHLX”)
____________________________________________________

SUPPLEMENT DATED APRIL 8, 2016
TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED FEBRUARY 29, 2016

The following information supplements, and to the extent inconsistent therewith, supersedes, certain information in the Statement of Additional Information (“SAI”). Defined terms not otherwise defined in this supplement have the same meaning as set forth in the SAI.
______________________________________________________________________________

•	The Officer table, presented in the “Management” section of the SAI and beginning on page 20, is hereby deleted in its entirety and replaced with the following:

Name, Address and Birth Date	Position(s) Held with the Trust	Term of Office and Length of Time Served#	Principal Occupation(s) During Past 5 Years
Officers
Jean-Pierre Paquin 140 Broadway New York, NY 10005 Birth Date: May 27, 1973	President and Principal Executive Officer	Since 2016	Partner of BBH&Co. since 2015; joined BBH&Co. in 1996.
Daniel Greifenkamp 140 Broadway New York, NY 10005 Birth Date: February 21, 1969	Vice President	Since 2016	Managing Director of BBH&Co. since 2014; joined BBH&Co. in 2012; Director, Abbey Capital Ltd. (2010 – 2011).
Charles H. Schreiber 140 Broadway New York, NY 10005 Birth Date: December 10, 1957	Treasurer and Principal Financial Officer	Since 2007 2006-2007 with the Predecessor Trust	Senior Vice President of BBH&Co. since 2001; joined BBH&Co. in 1999.
Paul F. Gallagher 140 Broadway New York, NY 10005 Birth Date: June 28, 1959	Chief Compliance Officer (“CCO”)	Since 2015	Senior Vice President of BBH&Co. since September 2015; Executive Director, Counsel, Morgan Stanley Smith Barney LLC (2009 - September 2015)
Keith M. Kelley 140 Broadway New York, NY 10005 Birth Date: August 4, 1983	Anti-Money Laundering Officer (“AMLO”)	Since 2016
Vice President of BBH&Co. since February 2016; joined BBH&Co. in 2016; Director, Legal and Compliance, Morgan Stanley Smith Barney LLC (2014 – February 2016); Compliance Manager, State Street Corporation (2013 – 2014);  Associate,  J.P. Morgan Chase & Co. (2011 - 2013); Client Service Manager, State Street Corporation (2010 - 2011).

Suzan M. Barron 50 Post Office Square Boston, MA 02110 Birth Date: September 5, 1964	Secretary	Since 2009	Senior Vice President and Senior Investor Services Counsel, BBH&Co. since 2005.
Rowena Rothman 140 Broadway New York, NY 10005 Birth Date: October 24, 1967	Assistant Treasurer	Since 2011	Vice President of BBH&Co. since 2009.
James D. Kerr 50 Post Office Square Boston, MA 02110 Birth Date: January 5, 1983	Assistant Secretary	Since 2015
Assistant Vice President and Investor Services Assistant Counsel since 2014; joined BBH&Co. in 2013; Assistant District Attorney, Middlesex County, Massachusetts (2011 – 2013); Judicial Law Clerk, Massachusetts Court of Appeals (2010 to 2011).

#
All officers of the Trust hold office for one year and until their respective successors are chosen and qualified (subject to the ability of the Trustees to remove any officer in accordance with the Trust’s By-laws).

______________________________________________________________________________

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

BBH TRUST
______________________________________________________

BBH Limited Duration Fund
class n shares (“BBBMX”)
class i shares (“BBBIX”)
____________________________________________________

SUPPLEMENT DATED APRIL 8, 2016
TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED FEBRUARY 29, 2016

The following information supplements, and to the extent inconsistent therewith, supersedes, certain information in the Statement of Additional Information (“SAI”). Defined terms not otherwise defined in this supplement have the same meaning as set forth in the SAI.
______________________________________________________________________________

•	The Officer table, presented in the “Management” section of the SAI and beginning on page 32, is hereby deleted in its entirety and replaced with the following:

Name, Address and Birth Date	Position(s) Held with the Trust	Term of Office and Length of Time Served#	Principal Occupation(s) During Past 5 Years
Officers
Jean-Pierre Paquin 140 Broadway New York, NY 10005 Birth Date: May 27, 1973	President and Principal Executive Officer	Since 2016	Partner of BBH&Co. since 2015; joined BBH&Co. in 1996.
Daniel Greifenkamp 140 Broadway New York, NY 10005 Birth Date: February 21, 1969	Vice President	Since 2016	Managing Director of BBH&Co. since 2014; joined BBH&Co. in 2012; Director, Abbey Capital Ltd. (2010 – 2011).
Charles H. Schreiber 140 Broadway New York, NY 10005 Birth Date: December 10, 1957	Treasurer and Principal Financial Officer	Since 2007 2006-2007 with the Predecessor Trust	Senior Vice President of BBH&Co. since 2001; joined BBH&Co. in 1999.
Paul F. Gallagher 140 Broadway New York, NY 10005 Birth Date: June 28, 1959	Chief Compliance Officer (“CCO”)	Since 2015	Senior Vice President of BBH&Co. since September 2015; Executive Director, Counsel, Morgan Stanley Smith Barney LLC (2009 - September 2015)
Keith M. Kelley 140 Broadway New York, NY 10005 Birth Date: August 4, 1983	Anti-Money Laundering Officer (“AMLO”)	Since 2016
Vice President of BBH&Co. since February 2016; joined BBH&Co. in 2016; Director, Legal and Compliance, Morgan Stanley Smith Barney LLC (2014 – February 2016); Compliance Manager, State Street Corporation (2013 – 2014);  Associate,  J.P. Morgan Chase & Co. (2011 - 2013); Client Service Manager,  State Street Corporation (2010 - 2011).

Suzan M. Barron 50 Post Office Square Boston, MA 02110 Birth Date: September 5, 1964	Secretary	Since 2009	Senior Vice President and Senior Investor Services Counsel, BBH&Co. since 2005.
Rowena Rothman 140 Broadway New York, NY 10005 Birth Date: October 24, 1967	Assistant Treasurer	Since 2011	Vice President of BBH&Co. since 2009.
James D. Kerr 50 Post Office Square Boston, MA 02110 Birth Date: January 5, 1983	Assistant Secretary	Since 2015
Assistant Vice President and Investor Services Assistant Counsel since 2014; joined BBH&Co. in 2013; Assistant District Attorney, Middlesex County, Massachusetts (2011 – 2013); Judicial Law Clerk, Massachusetts Court of Appeals (2010 to 2011).

#
All officers of the Trust hold office for one year and until their respective successors are chosen and qualified (subject to the ability of the Trustees to remove any officer in accordance with the Trust’s By-laws).

______________________________________________________________________________

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

BBH TRUST
______________________________________________________

BBH Intermediate Municipal Bond Fund
class n shares (“BBINX”)
class i shares (“BBIIX”)
____________________________________________________

SUPPLEMENT DATED APRIL 8, 2016
TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED FEBRUARY 29, 2016

The following information supplements, and to the extent inconsistent therewith, supersedes, certain information in the Statement of Additional Information (“SAI”). Defined terms not otherwise defined in this supplement have the same meaning as set forth in the SAI.
______________________________________________________________________________

•	The Officer table, presented in the “Management” section of the SAI and beginning on page 37, is hereby deleted in its entirety and replaced with the following:

Name, Address and Birth Date	Position(s) Held with the Trust	Term of Office and Length of Time Served#	Principal Occupation(s) During Past 5 Years
Officers
Jean-Pierre Paquin 140 Broadway New York, NY 10005 Birth Date: May 27, 1973	President and Principal Executive Officer	Since 2016	Partner of BBH&Co. since 2015; joined BBH&Co. in 1996.
Daniel Greifenkamp 140 Broadway New York, NY 10005 Birth Date: February 21, 1969	Vice President	Since 2016	Managing Director of BBH&Co. since 2014; joined BBH&Co. in 2012; Director, Abbey Capital Ltd. (2010 – 2011).
Charles H. Schreiber 140 Broadway New York, NY 10005 Birth Date: December 10, 1957	Treasurer and Principal Financial Officer	Since 2007 2006-2007 with the Predecessor Trust	Senior Vice President of BBH&Co. since 2001; joined BBH&Co. in 1999.
Paul F. Gallagher 140 Broadway New York, NY 10005 Birth Date: June 28, 1959	Chief Compliance Officer (“CCO”)	Since 2015	Senior Vice President of BBH&Co. since September 2015; Executive Director, Counsel, Morgan Stanley Smith Barney LLC (2009 - September 2015)
Keith M. Kelley 140 Broadway New York, NY 10005 Birth Date: August 4, 1983	Anti-Money Laundering Officer (“AMLO”)	Since 2016
Vice President of BBH&Co. since February 2016; joined BBH&Co. in 2016; Director, Legal and Compliance, Morgan Stanley Smith Barney LLC (2014 – February 2016); Compliance Manager, State Street Corporation (2013 – 2014);  Associate,  J.P. Morgan Chase & Co. (2011 - 2013); Client Service Manager, State Street Corporation (2010 - 2011).

Suzan M. Barron 50 Post Office Square Boston, MA 02110 Birth Date: September 5, 1964	Secretary	Since 2009	Senior Vice President and Senior Investor Services Counsel, BBH&Co. since 2005.
Rowena Rothman 140 Broadway New York, NY 10005 Birth Date: October 24, 1967	Assistant Treasurer	Since 2011	Vice President of BBH&Co. since 2009.
James D. Kerr 50 Post Office Square Boston, MA 02110 Birth Date: January 5, 1983	Assistant Secretary	Since 2015
Assistant Vice President and Investor Services Assistant Counsel since 2014; joined BBH&Co. in 2013; Assistant District Attorney, Middlesex County, Massachusetts (2011 – 2013); Judicial Law Clerk, Massachusetts Court of Appeals (2010 to 2011).

#
All officers of the Trust hold office for one year and until their respective successors are chosen and qualified (subject to the ability of the Trustees to remove any officer in accordance with the Trust’s By-laws).

______________________________________________________________________________

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.